Workers Compensation	12 Months Ended
Aug. 31, 2019
Workers Compensation
Workers Compensation

Note 7: Workers Compensation

The Company has two workers compensation programs in effect during the years ended August 31, 2019 and 2018. The Everest program covered corporate and worksite employees from July 1, 2017 until June 30, 2018 and the SUNZ program covered corporate and worksite employees since July 1, 2018. The following table summarizes the workers’ compensation deposit for the years ended August 31, 2019 and 2018:

	Everest	SUNZ
	Program	Program	Total
Workers’ Comp Deposit at August 31, 2017	$2,335,000	$—	$2,335,000
Premiums paid	(819,000)	—	(819,000)
Paid in deposits	—	2,386,000	2,386,000
Claim losses	—	(28,000)	(28,000)
Workers’ Comp Deposit at August 31, 2018	$1,516,000	2,358,000	$3,874,000
Premiums paid	(144,000)	—	(144,000)
Paid in deposits	—	7,730,000	7,730,000
Claim losses	(149,000)	(1,850,000)	(1,999,000)
Deposit refund	(1,223,000)	—	(1,223,000)
Workers’ Comp Deposit at August 31, 2019	$—	8,238,000	$8,238,000
Less Current Amount	—	(1,957,000)	(1,957,000)
Long Term Balance at August 31, 2019	$—	6,281,000	$6,281,000

The following reconciles the workers comp deposits for continuing and discontinued operations as of August 31, 2018 and 2019:

	Everest	SUNZ
	Program	Program	Total
Workers’ comp deposit at August 31, 2018	$1,516,000	$2,358,000	$3,874,000
Workers’ comp deposit from discontinued operations (See Note 3)	(1,441,000)	(2,240,000)	(3,681,000)
Workers’ comp deposit from continuing operations	75,000	118,000	193,000
Less Current Amount	(32,000)	(51,000)	(83,000)
Long Term Balance at August 31, 2018	$43,000	$67,000	$110,000

	Everest	SUNZ
	Program	Program	Total
Workers’ comp deposit at August 31, 2019	$—	$8,238,000	$8,238,000
Workers’ comp deposit from discontinued operations (See Note 3)	—	(7,249,000)	(7,249,000)
Workers’ comp deposit from continuing operations	—	989,000	989,000
Less Current Amount	—	(235,000)	(235,000)
Long Term Balance at August 31, 2019	$—	$754,000	$754,000

The following table summarizes the accrued workers’ compensation liability for the years ended August 31, 2019 and 2018:

	Everest	SUNZ
	Program	Program	Total
Workers’ Comp Liability at August 31, 2017	$—	$—	$—
Claim loss development	572,000	662,000	1,234,000
Paid in losses	—	(28,000)	(28,000)
Workers’ Comp Liability at August 31, 2018	572,000	634,000	1,206,000
Claim loss development	—	7,129,000	7,129,000
Paid in losses	(149,000)	(1,850,000)	(1,999,000)
Workers’ Comp Liability at August 31, 2019	423,000	5,913,000	6,336,000
Less Current Amount	(159,000)	(1,798,000)	(1,957,000)
Long Term Balance at August 31, 2019	$264,000	4,115,000	$4,379,000

The following reconciles the workers comp liabilities for continuing and discontinued operations as of August 31, 2018 and 2019:

	Everest	SUNZ
	Program	Program	Total
Workers’ comp liability at August 31, 2018	$572,000	$634,000	$1,206,000
Workers’ comp liability from discontinued operations (See Note 3)	(544,000)	(602,000)	(1,145,000)
Workers’ comp liability from continuing operations	28,000	32,000	60,000
Less Current Amount	(7,000)	(8,000)	(15,000)
Long Term Balance at August 31, 2018	$21,000	24,000	$45,000

	Everest	SUNZ
	Program	Program	Total
Workers’ comp liability at August 31, 2019	$423,000	$5,913,000	$6,336,000
Workers’ comp liability from discontinued operations (See Note 3)	(372,000)	(5,204,000)	(5,576,000)
Workers’ comp liability from continuing operations	51,000	709,000	760,000
Less Current Amount	(16,000)	(219,000)	(235,000)
Long Term Balance at August 31, 2019	$35,000	490,000	$525,000